Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of acquired assets	$ 1,488,770
Amortization of above and below market leases	$ 218,716	$ 0
Weighted average amortization period	4 years 6 months